Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 12,535	kr 21,979
Contingent liabilities
Guarantee commitments	4,311	3,969
Commitments
Committed undisbursed loans	59,640	57,213
Binding offers	1,492	kr 1,322
Leases committed but not yet commenced	kr 156